Offerings - Offering: 1	May 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock,par value $0.01 per share("Class A Common Stock")
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	107.31
Maximum Aggregate Offering Price	$ 214,620,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 32,858.32
Offering Note	Represents shares of the Nelnet, Inc. Class A Common Stock authorized to be issued under the Nelnet, Inc. Restricted Stock Plan (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also be deemed to cover any additional shares of Class A Common Stock which become issuable under the plan to prevent dilution resulting from any stock splits, stock dividends, recapitalizations, or similar transaction.
(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act based on a price of $107.31 per share of the Class A Common Stock, which is the average of the high and low prices per share of the Class A Common Stock as reported on the New York Stock Exchange on May 5, 2025.